Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents	$ 4,088,599	$ 6,557,605
Cash deposited in escrow account		400,000
Accounts receivable, net	615,838	1,648,797
Inventories, net	2,455,477	3,183,951
Advance to suppliers	1,228,095	4,697,029
Prepaid expenses and other current assets, net	1,280,790	1,632,702
Total current assets	20,455,133	20,827,220
Property, plant and equipment, net	10,587,852	11,372,485
Intangible assets, net	959,116	1,044,062
Right-of-use assets, net	26,060
Deferred tax assets, net		112,916
Advance to suppliers for equipment	1,128,095	2,893,880
Total non-current assets	12,701,123	15,423,343
TOTAL ASSETS	33,156,256	36,250,563
Current liabilities:
Short-term bank borrowings	6,391,347	13,323,643
Accounts payable	1,724,551	1,497,152
Deferred revenue	402,407	625,326
Accrued expenses and other liabilities	2,932,166	3,007,901
Lease liabilities, current	6,743
Income tax payable	501,480	508,726
Total current liabilities	11,971,466	20,180,190
Non-Current liabilities:
Deferred tax liabilities	1,303
Lease liabilities, non-current	18,756
Total non-current liabilities	20,059
TOTAL LIABILITIES	11,991,525	20,180,190
Commitments and contingencies (Note 15)
Shareholders’ equity
Ordinary Shares, Value		7,296
Subscription receivable	(6,250)	(6,250)
Additional paid-in capital	13,043,402	6,617,596
Statutory reserve	899,731	899,731
Retained earnings	4,958,991	6,076,018
Accumulated other comprehensive loss	(608,729)	(408,465)
Total shareholders’ equity	18,338,941	13,185,926
Non-controlling interests	2,825,790	2,884,447
Total equity	21,164,731	16,070,373
TOTAL LIABILITIES AND EQUITY	33,156,256	36,250,563
Class A ordinary shares
Shareholders’ equity
Ordinary Shares, Value	48,000
Class B ordinary shares
Shareholders’ equity
Ordinary Shares, Value	3,796
Related Parties
Current assets:
Amounts due from related parties	10,786,334	2,707,136
Current liabilities:
Amount due to related parties	$ 12,772	$ 1,217,442